Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends
Cash dividend	$ 11,866,670	$ 20,209,842	$ 20,081,057
Ordinary Shares
Dividends
Cash dividend approved by the board of directors (in dollars per share)	$ 0.15	$ 0.25	$ 0.25
ADS shares
Dividends
Cash dividend approved by the board of directors (in dollars per share)	$ 0.15	$ 0.25	$ 0.25